Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Components of Lease Expense and Other Information

The components of lease expense for the three and nine months ended September 30, 2023 were as follows (in thousands except lease term and discount rate):

Lease expense	Operating Leases
Amortization of ROU assets (operating lease cost)	$390
Interest on lease liabilities	54
Total lease expense	$444

Other Information
Operational cash flow used for operating leases	$428
Weighted -average remaining lease term (in years)	2.01
Weighted -average discount rate	6.75%

The components of lease expense for the year ended December 31, 2022 was as follows (in thousands except lease term and discount rate):

Lease expense	Operating Leases
Amortization of ROU assets (operating lease cost)	$653
Interest on lease liabilities	99
Total lease expense	$752

Other Information
Operational cash flow used for operating leases	$781
ROU assets obtained in exchange for lease liabilities	234
Weighted -average remaining lease term (in years)	2.54
Weighted -average discount rate	6.31%

Schedule of Future Commitments and Sublease Income

Future lease payments under non-cancelable leases as of September 30, 2023 were as follows (in thousands):

Years ending December 31,	Future lease commitments
2023	$171
2024	584
2025	393
2026	44
2027	1
Total future minimum lease payments	1,193
Less imputed interest	(76)
Total lease liability	$1,117

Future lease payments under non-cancelable leases as of December 31, 2022 were as follows (in thousands):

Years ending December 31,	Future lease commitments
2023	565
2024	541
2025	349
Thereafter	-
Total future minimum lease payments	$1,455
Less imputed interest	$(109)
Total lease liability	$1,346

Schedule of Operating Lease Liability
Reported as:
Operating lease liability, current	$555
Operating lease liability, non-current	562
Total	$1,117

Reported as:
Operating lease liability, current	$498
Operating lease liability, non-current	848
Total	1,346